UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Exchange Fund

March 31, 2006

1.814637.101

EXC-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.0%
Dana Corp.	21,603	$ 32,621
Automobiles - 0.1%
General Motors Corp.	11,551	245,690
Hotels, Restaurants & Leisure - 2.8%
McDonald's Corp.	201,170	6,912,201
Household Durables - 0.5%
The Stanley Works	23,948	1,213,206
Media - 7.8%
CBS Corp. Class B	9,520	228,290
Gannett Co., Inc.	51,737	3,100,081
Knight-Ridder, Inc.	2,696	170,414
McGraw-Hill Companies, Inc.	150,958	8,698,200
News Corp. Class A	3,612	59,995
The DIRECTV Group, Inc. (a)	16,147	264,811
The Walt Disney Co.	164,487	4,587,542
Tribune Co.	53,299	1,461,992
Viacom, Inc. Class B (non-vtg.) (a)	9,520	369,376
		18,940,701
Multiline Retail - 0.3%
Federated Department Stores, Inc.	8,538	623,274
Textiles, Apparel & Luxury Goods - 5.1%
Coach, Inc. (a)	361,492	12,500,393
TOTAL CONSUMER DISCRETIONARY		40,468,086
CONSUMER STAPLES - 12.1%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	65,967	2,821,409
The Coca-Cola Co.	72,998	3,056,426
		5,877,835
Food & Staples Retailing - 0.3%
SUPERVALU, Inc.	26,367	812,631
Food Products - 0.2%
General Mills, Inc.	4,999	253,349
Sara Lee Corp.	6,148	109,926
		363,275
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 7.1%
Colgate-Palmolive Co.	65,295	$ 3,728,345
Procter & Gamble Co.	236,973	13,654,384
		17,382,729
Tobacco - 2.1%
Altria Group, Inc.	72,270	5,121,052
TOTAL CONSUMER STAPLES		29,557,522
ENERGY - 11.2%
Energy Equipment & Services - 2.9%
Schlumberger Ltd. (NY Shares)	50,548	6,397,860
Transocean, Inc. (a)	9,870	792,561
		7,190,421
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	87,280	5,059,622
Exxon Mobil Corp.	202,294	12,311,613
Kerr-McGee Corp.	7,253	692,516
Royal Dutch Shell PLC Class A sponsored ADR	33,010	2,055,203
		20,118,954
TOTAL ENERGY		27,309,375
FINANCIALS - 13.2%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	39,100	1,761,846
Lehman Brothers Holdings, Inc.	31,599	4,567,003
Waddell & Reed Financial, Inc. Class A	35,246	814,183
		7,143,032
Consumer Finance - 4.2%
American Express Co.	195,503	10,273,683
Diversified Financial Services - 2.8%
Citigroup, Inc.	109,805	5,186,090
JPMorgan Chase & Co.	39,181	1,631,497
		6,817,587
Insurance - 3.3%
Berkshire Hathaway, Inc. Class B (a)	1,905	5,737,860
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The St. Paul Travelers Companies, Inc.	7,061	$ 295,079
Torchmark Corp.	33,420	1,908,282
		7,941,221
TOTAL FINANCIALS		32,175,523
HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 5.1%
Becton, Dickinson & Co.	84,290	5,190,578
Guidant Corp.	81,183	6,337,145
Zimmer Holdings, Inc. (a)	11,487	776,521
		12,304,244
Health Care Providers & Services - 0.0%
Medco Health Solutions, Inc. (a)	532	30,441
Pharmaceuticals - 11.2%
Bristol-Myers Squibb Co.	138,035	3,397,041
Eli Lilly & Co.	30,231	1,671,774
Johnson & Johnson	142,669	8,448,858
Merck & Co., Inc.	59,161	2,084,242
Pfizer, Inc.	172,694	4,303,534
Schering-Plough Corp.	132,858	2,522,973
Wyeth	102,174	4,957,482
		27,385,904
TOTAL HEALTH CARE		39,720,589
INDUSTRIALS - 14.4%
Aerospace & Defense - 2.8%
Raytheon Co.	35,600	1,631,904
United Technologies Corp.	90,328	5,236,314
		6,868,218
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	33,125	1,169,313
Industrial Conglomerates - 7.8%
3M Co.	52,960	4,008,542
General Electric Co.	427,163	14,856,732
		18,865,274
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.6%
Parker Hannifin Corp.	52,828	$ 4,258,465
SPX Corp.	40,291	2,152,345
		6,410,810
Road & Rail - 0.7%
Union Pacific Corp.	17,560	1,639,226
TOTAL INDUSTRIALS		34,952,841
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.8%
Motorola, Inc.	194,748	4,461,677
Computers & Peripherals - 5.4%
Hewlett-Packard Co.	313,392	10,310,597
International Business Machines Corp.	33,898	2,795,568
		13,106,165
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	61,373	2,304,556
Semiconductors & Semiconductor Equipment - 0.4%
Cabot Microelectronics Corp. (a)	11,977	444,347
Freescale Semiconductor, Inc. Class B (a)	21,503	597,138
		1,041,485
Software - 1.0%
Microsoft Corp.	90,290	2,456,791
TOTAL INFORMATION TECHNOLOGY		23,370,674
MATERIALS - 2.9%
Chemicals - 2.9%
Air Products & Chemicals, Inc.	84,853	5,701,273
Cabot Corp.	37,691	1,281,117
Tronox, Inc. Class B (a)	1,462	24,839
		7,007,229
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
ALLTEL Corp.	1,756	$ 113,701
Sprint Nextel Corp.	110,210	2,847,826
		2,961,527
TOTAL COMMON STOCKS (Cost $22,729,100)		237,523,366
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 4.77% (b) (Cost $5,731,460)	5,731,460	5,731,460
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 4.54%, dated 3/31/06 due 4/3/06) (Cost $34,000)	$ 34,013	34,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $28,494,560)		243,288,826
NET OTHER ASSETS - 0.1%		215,900
NET ASSETS - 100%		$ 243,504,726
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,195
Total	$ 60,195
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $28,494,560. Net unrealized appreciation aggregated $214,794,266, of which $217,080,470 related to appreciated investment securities and $2,286,204 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006